STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash flows from operating activities:
Net income/(loss)	$ (21,745)	$ (39,918)	$ (5,122,333)
Changes in state franchise tax accrual	1,245	2,918	147,082
Changes in prepaid assets			(1,276,826)
Changes in accrued expenses, formation and offering costs	4,000	4,000	4,250,969
Issuance costs related to warrant liabilities			918,141
Changes in fair value warrants derivative liabilities			(1,595,000)
Net cash used by operating activities	(16,500)	(33,000)	(2,677,967)
Cash flows from investing activities:
Cash deposited in Trust Account			(450,000,000)
Interest and dividends reinvested in the Trust Account			(29,593)
Net cash used in investing activities	0		(450,029,593)
Cash flows from financing activities:
Proceeds from sale of Units in initial public offering			450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			11,000,000
Proceeds from note payable—related party		300,000
Proceeds from sale of Class F common stock to Sponsor	25,000	25,000
Proceeds from notes and advances payable – related party	300,000		1,500,000
Repayment of notes and advances payable – related party			(300,000)
Payment of underwriters' discounts and commissions			(9,000,000)
Payment of accrued offering costs	(78,000)	(131,686)	(613,020)
Net cash provided by financing activities	247,000	193,314	452,586,980
Increase/(decrease) in cash	230,500	160,314	(120,580)
Cash at beginning of period	0	0	160,314
Cash at end of period	230,500	160,314	39,734
Supplemental disclosure of income and franchise taxes paid:
Deferred underwriting compensation			15,750,000
Cash paid for income and state franchise taxes			$ 2,918
Deferred offering costs	$ 106,248	$ 154,255